UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Blvd. Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

David M. Robinson American Fidelity Assurance Company 2000 N. Classen Blvd. Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	12,585	$714,828	0.39%
		714,828	0.39%
Apparel and Accessory Stores:
Chico's FAS, Inc.	46,487	780,982	0.43%
Foot Locker, Inc.	25,227	863,772	0.47%
Michael Kors Holdings Limited * **	8,445	479,592	0.26%
Nordstrom, Inc.	8,045	444,325	0.24%
Ross Stores, Inc.	14,346	869,655	0.47%
The Gap, Inc.	12,800	453,120	0.25%
The TJX Companies, Inc.	30,846	1,442,051	0.78%
		5,333,497	2.90%
Apparel and Other Finished Products:
PVH Corp.	4,000	427,240	0.23%
		427,240	0.23%
Auto Dealers, Gas Stations:
Autozone, Inc. *	2,114	838,772	0.45%
O'Reilly Automotive, Inc. *	8,240	845,012	0.46%
		1,683,784	0.91%
Building Construction-General Contractors:
Lennar Corporation	11,300	468,724	0.25%
PulteGroup, Inc. *	22,500	455,400	0.25%
		924,124	0.50%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	22,800	864,576	0.47%
The Home Depot, Inc.	28,003	1,954,049	1.06%
		2,818,625	1.53%
Business Services:
Accenture plc **	33,130	2,516,886	1.37%
Alliance Data Systems Corporation *	3,700	598,993	0.33%
Automatic Data Processing, Inc.	10,635	691,488	0.38%
CA, Inc.	23,200	583,944	0.32%
eBay Inc. *	17,960	973,791	0.53%
Equifax Inc.	23,451	1,350,543	0.73%
Fidelity National Information Services, Inc.	21,721	860,586	0.47%
Google Inc. *	1,815	1,441,164	0.78%
International Business Machines Corporation	25,876	5,519,351	3.00%
Intuit Inc.	36,589	2,402,068	1.30%
LinkedIn Corporation *	2,585	455,115	0.25%
Microsoft Corporation	46,094	1,318,749	0.72%
Moody's Corporation	9,500	506,540	0.28%
Oracle Corporation	77,051	2,491,829	1.35%
Salesforce.com, Inc. *	3,734	667,751	0.36%
SAP AG **	7,200	579,888	0.31%
Solarwinds, Inc *	13,540	800,214	0.43%
Symantec Corporation *	33,843	835,245	0.45%
Synopsys, Inc. *	25,297	907,656	0.49%
Tyco International, Ltd. **	14,295	457,440	0.25%
Visa Inc.	10,749	1,825,610	0.99%
Workday, Inc. *	3,625	223,409	0.12%
		28,008,260	15.21%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	91,710	$3,239,197	1.76%
AbbVie Inc.	34,450	1,404,871	0.76%
Agrium Inc. **	1,200	117,000	0.06%
Air Products & Chemicals, Inc.	1,400	121,968	0.07%
Albemarle Corporation	2,000	125,040	0.07%
Amgen Inc.	15,130	1,550,976	0.84%
Bristol-Myers Squibb Company	12,300	506,637	0.28%
Celanese Corporation	2,785	122,679	0.07%
Celgene Corporation *	15,414	1,786,637	0.97%
CF Industries Holdings, Inc.	600	114,222	0.06%
Colgate-Palmolive Company	6,090	718,803	0.39%
E.I. du Pont de Nemours and Company	2,400	117,984	0.06%
Eastman Chemical Company	1,700	118,779	0.06%
Ecolab Inc.	2,490	199,648	0.11%
Eli Lilly and Company	8,700	494,073	0.27%
FMC Corporation	4,135	235,819	0.13%
Gilead Sciences, Inc. *	18,523	906,330	0.49%
Johnson & Johnson	42,125	3,434,451	1.87%
Merck & Co., Inc.	56,200	2,485,726	1.35%
Monsanto Company	8,667	915,495	0.50%
Mylan Inc. *	26,751	774,174	0.42%
Novo Nordisk A/S **	3,655	590,283	0.32%
Pfizer Inc.	17,800	513,708	0.28%
PPG Industries, Inc.	6,799	910,658	0.49%
Praxair, Inc.	3,910	436,121	0.24%
Sanofi-Aventis **	9,800	500,584	0.27%
The Dow Chemical Company	3,700	117,808	0.06%
		22,559,671	12.25%
Communications:
AT&T Inc.	11,920	437,345	0.24%
CBS Corporation	40,473	1,889,684	1.03%
Comcast Corporation	11,700	491,517	0.27%
Discovery Communications, Inc. *	6,090	479,527	0.26%
Level 3 Communications, Inc. *	32,750	664,498	0.36%
Liberty Global, Inc. *	8,095	594,173	0.32%
Scripps Networks Interactive, Inc.	13,182	848,130	0.46%
		5,404,874	2.94%
Depository Institutions:
Citigroup Inc.	7,800	345,072	0.19%
Fifth Third Bancorp	20,800	339,248	0.18%
JPMorgan Chase & Co.	7,200	341,712	0.19%
KeyCorp	36,700	365,532	0.20%
Regions Financial Corporation	43,100	352,989	0.19%
SunTrust Banks, Inc.	12,500	360,125	0.19%
U.S. Bancorp	43,500	1,475,955	0.80%
Wells Fargo & Company	18,770	694,302	0.38%
		4,274,935	2.32%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	1,800	128,106	0.07%
W.W. Grainger, Inc.	2,935	660,316	0.36%
		788,422	0.43%
Eating and Drinking Places:
Starbucks Corporation	16,245	925,315	0.50%
		925,315	0.50%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Electric, Gas, and Sanitary Services:
Ameren Corporation	7,900	$276,658	0.15%
American Electric Power Company, Inc.	5,400	262,602	0.14%
DTE Energy Company	4,100	280,194	0.15%
Edison International	5,200	261,664	0.14%
Entergy Corporation	4,200	265,608	0.14%
FirstEnergy Corp.	6,400	270,080	0.15%
NV Energy, Inc.	13,500	270,405	0.15%
Pinnacle West Capital Corporation	4,800	277,872	0.15%
Public Service Enterprise Group Incorporated	8,100	278,154	0.15%
Stericycle, Inc. *	8,750	929,075	0.51%
Teco Energy, Inc.	15,500	276,210	0.15%
The Williams Companies, Inc.	13,645	511,142	0.28%
		4,159,664	2.26%
Electronic and Other Electric Equipment:
Ametek, Inc	23,127	1,002,787	0.54%
Amphenol Corporation	8,300	619,595	0.34%
Broadcom Corporation	23,796	825,007	0.45%
General Electric Company	49,335	1,140,625	0.62%
Intel Corporation	27,883	609,244	0.33%
Molex Incorporated	85,900	2,071,908	1.13%
Qualcomm Incorporated	34,076	2,281,388	1.24%
Whirlpool Corporation	4,100	485,686	0.26%
		9,036,240	4.91%
Engineering, Accounting, Research, Mgmt and Relation Services:
ABB Ltd **	21,800	496,168	0.27%
Covance Inc. *	5,080	377,546	0.20%
		873,714	0.47%
Fabricated Metal Products:
Ball Corporation	2,700	128,466	0.07%
Parker-Hannifin Corporation	5,250	480,795	0.26%
Stanley Black & Decker, Inc.	5,660	458,290	0.25%
		1,067,551	0.58%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	7,800	776,490	0.42%
Archer-Daniels-Midland Company	3,800	128,174	0.07%
Bunge Limited **	1,700	125,511	0.07%
Diageo plc **	6,020	757,557	0.41%
Dr Pepper Snapple Group, Inc.	10,500	492,975	0.27%
Ingredion Incorporated	1,900	137,408	0.07%
The Coca-Cola Company	25,594	1,035,021	0.56%
		3,453,136	1.87%
Food Stores:
Safeway Inc.	19,500	513,825	0.28%
		513,825	0.28%
General Merchandise:
Costco Wholesale Corporation	8,480	899,813	0.49%
Macy's, Inc.	19,685	823,620	0.45%
		1,723,433	0.94%
Health Services:
Laboratory Corporation of America Holdings *	7,000	631,400	0.34%
		631,400	0.34%
Heavy Construction Non-Building:
Fluor Corporation	27,550	1,827,392	0.99%
Jacobs Engineering Group Inc. *	2,160	121,478	0.07%
KBR, Inc.	15,800	506,864	0.27%
		2,455,734	1.33%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	56,350	2,056,212	1.12%
		2,056,212	1.12%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	30,400	$1,958,368	1.06%
		1,958,368	1.06%
Hotels, Other Lodging Places:
Las Vegas Sands Corp.	8,470	477,285	0.26%
Wyndham Worldwide Corporation	7,500	483,600	0.26%
		960,885	0.52%
Industrial Machinery and Equipment:
Apple Computer, Inc.	4,010	1,774,946	0.96%
Cisco Systems, Inc.	39,214	819,965	0.45%
Cummins Engine, Inc.	4,300	497,983	0.27%
Dover Corporation	29,150	2,124,452	1.15%
EMC Corporation *	87,739	2,096,085	1.14%
National Oilwell Varco, Inc.	13,250	937,438	0.51%
NetApp, Inc. *	24,222	827,424	0.45%
Pitney Bowes, Inc.	33,000	490,380	0.27%
Teradata Corporation *	12,493	730,965	0.40%
The Timken Company	8,700	492,246	0.27%
Western Digital Corporation	29,374	1,476,925	0.80%
		12,268,809	6.67%
Instruments and Related Products:
3M Company	4,700	499,657	0.27%
Agilent Technologies, Inc.	18,280	767,212	0.42%
Baxter International Inc.	30,750	2,233,680	1.21%
Becton, Dickinson and Company	9,135	873,397	0.47%
C.R. Bard, Inc.	7,637	769,657	0.42%
Danaher Corporation	26,206	1,628,703	0.88%
KLA-Tencor Corporation	15,580	821,689	0.45%
Medtronic, Inc.	18,756	880,782	0.48%
Northrop Grumman Corporation	9,100	638,365	0.35%
Raytheon Company	10,500	617,295	0.33%
Roper Industries, Inc.	4,500	572,895	0.31%
St. Jude Medical, Inc.	11,300	456,972	0.25%
Stryker Corporation	13,791	899,725	0.49%
The Cooper Companies, Inc.	8,296	894,972	0.49%
Waters Corporation *	4,200	394,422	0.21%
Zimmer Holdings, Inc.	6,700	503,974	0.27%
		13,453,397	7.30%
Insurance Carriers:
Ace LTD. **	11,875	1,056,519	0.57%
Aetna Inc.	9,700	495,864	0.27%
Assurant, Inc.	8,300	373,583	0.20%
Axis Capital Holdings Limited **	49,400	2,056,028	1.12%
Berkshire Hathaway Inc. *	20,850	2,172,570	1.18%
Lincoln National Corporation	11,000	358,710	0.19%
Metlife Capital Trust, Inc.	9,100	345,982	0.19%
Principal Financial Group, Inc.	10,600	360,718	0.20%
Prudential Financial, Inc.	5,900	348,041	0.19%
RenaissanceRe Holdings Ltd. **	21,550	1,982,385	1.08%
The Chubb Corporation	4,300	376,379	0.20%
The Hartford Financial Services Group, Inc.	13,900	358,620	0.19%
The Travelers Companies, Inc.	4,500	378,855	0.21%
UnitedHealth Group Incorporated	21,992	1,258,162	0.68%
Unum Group	13,000	367,250	0.20%
Wellpoint, Inc.	7,700	509,971	0.28%
		12,799,637	6.95%
Leather and Leather Products:
Coach, Inc.	12,176	608,678	0.33%
		608,678	0.33%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Lumber and Wood Products:
Leucadia National Corporation	82,200	$2,254,746	1.22%
		2,254,746	1.22%
Metal Mining:
Cliffs Natural Resources Inc.	5,800	110,258	0.06%
		110,258	0.06%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	4,200	118,272	0.06%
		118,272	0.06%
Miscellaneous Manufacturing Industries:
Mattel, Inc.	11,000	481,690	0.26%
		481,690	0.26%
Miscellaneous Retail:
CVS Caremark Corp	24,588	1,352,094	0.73%
PetSmart, Inc.	13,351	829,097	0.45%
		2,181,191	1.18%
Nondepository Institutions:
American Express Company	13,003	877,182	0.48%
Discover Financial Services	8,200	367,688	0.20%
SLM Corporation	18,000	368,640	0.20%
		1,613,510	0.88%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	9,900	509,355	0.28%
Cardinal Health, Inc.	10,300	428,686	0.23%
McKesson Corporation	12,238	1,321,214	0.72%
		2,259,255	1.23%
Oil and Gas Extraction:
Apache Corporation	4,600	354,936	0.19%
Diamond Offshore Drilling, Inc.	5,000	347,800	0.19%
Encana Corporation **	84,550	1,645,343	0.89%
Eni S.p.A **	7,500	336,675	0.18%
Helmerich & Payne, Inc.	5,500	333,850	0.18%
Nabors Industries Ltd. * **	20,700	335,754	0.18%
Noble Corporation **	53,950	2,058,193	1.12%
Occidental Petroleum Corporation	4,200	329,154	0.18%
Pioneer Natural Resources Company	2,750	341,688	0.19%
Royal Dutch Shell PLC **	5,300	345,348	0.19%
Schlumberger N.V. (Schlumberger Limited) **	40,530	3,035,292	1.65%
Talisman Energy Inc. **	28,800	352,800	0.19%
Transocean LTD. **	6,600	342,936	0.19%
		10,159,769	5.52%
Paper and Allied Products:
International Paper Company	2,800	130,424	0.07%
Kimberly-Clark Corporation	5,300	519,294	0.28%
		649,718	0.35%
Personal Services:
H&R Block, Inc.	17,100	503,082	0.27%
		503,082	0.27%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	8,500	$359,975	0.20%
Chevron Corporation	2,792	331,745	0.18%
ConocoPhillips	5,900	354,590	0.19%
Exxon Mobil Corporation	3,900	351,429	0.19%
Total SA **	7,000	335,860	0.18%
		1,733,599	0.94%
Railroad Transportation:
Canadian Pacific Railway Limited **	3,670	478,825	0.26%
Union Pacific Corporation	8,404	1,196,814	0.65%
		1,675,639	0.91%
Real Estate:
PICO Holdings, Inc. *	83,800	1,860,360	1.01%
		1,860,360	1.01%
Rubber & Miscellaneous Plastic Products:
Armstrong World Industries, Inc.	2,060	115,133	0.06%
Nike, Inc.-Class B	8,595	507,191	0.28%
		622,324	0.34%
Security and Commodity Brokers:
Affiliated Managers Group, Inc. *	4,435	681,083	0.37%
Ameriprise Financial, Inc.	4,800	353,520	0.19%
Blackrock, Inc.	3,648	937,098	0.51%
Franklin Resources, Inc.	8,319	1,254,588	0.68%
Raymond James Financial, Inc.	18,536	854,510	0.47%
The Goldman Sachs Group, Inc.	2,400	353,160	0.19%
		4,433,959	2.41%
Service Necessity:
Subsea 7 S.A. **	30,200	710,002	0.38%
		710,002	0.38%
Transportation By Air:
Bristow Group Inc.	32,000	2,110,080	1.15%
		2,110,080	1.15%
Transportation Equipment:
Autoliv, Inc.	7,300	504,722	0.27%
Harley-Davidson, Inc.	6,410	341,653	0.18%
Honeywell International Inc.	14,110	1,063,189	0.58%
The Boeing Company	17,527	1,504,693	0.82%
TRW Automotive Holdings Corp *	8,600	473,000	0.26%
		3,887,257	2.11%
Transportation Services:
Expedia, Inc.	21,633	1,298,196	0.70%
		1,298,196	0.70%
Total common stocks (cost $146,579,625)		180,547,165	98.02%
Short-Term Investments:
AIM Money market funds (.020075% at March 31, 2013)	3,516,240	3,516,240	1.91%
Total short-term investments (cost $3,516,240)		3,516,240	1.91%
Total investments (cost $150,095,865)		184,063,405	99.93%
Other assets and liabilities, net		135,393	0.07%
Total net assets		$184,198,798	100.00%

* Presently not producing dividend income
** Foreign Investments (13.57% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2013.

Level 1 -	Quoted Prices	$184,063,405
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$184,063,405

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: _/S/ David R. Carpenter__________________
David R. Carpenter Principal Executive Officer

Date: May 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/S/ David R. Carpenter____________ David R. Carpenter Principal Executive Officer

Date: May 2, 2013

/S/ Robert D. Brearton__________ Robert D. Brearton Principal Financial Officer

Date: May 2, 2013

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically